Financial instruments - Activity in level 3 financial liabilities (Details) - Level 3 - Non-current contingent consideration liabilities - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (169)	$ (96)
Additions	0	(9)
Accretion for passage of time	(7)	(5)
Adjustments for changes in assumptions	103	0
Balance as of June 30	$ (73)	$ (110)